Loans Receivable (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average recorded investment and interest income recognized on loans
Interest income recognized	$ 488	$ 858	$ 1,055
Commercial business loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment		190	270
Interest income recognized		13	25
Residential Real Estate, Single Family [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	1,362	1,207
Interest income recognized	9	61
Commercial Real Estate [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	13,659	8,894	1,930
Interest income recognized	634	846	621
Consumer Loan [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	227	154	24
Interest income recognized	27	9	10
With an allowance recorded [Member] | Consumer Home Equity [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	166	154	24
Interest income recognized	12	9	10
With an allowance recorded [Member] | Commercial business loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment		122	75
Interest income recognized		3	21
With an allowance recorded [Member] | Commercial Real Estate [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	8,186	7,478	1,198
Interest income recognized	406	544	564
With an allowance recorded [Member] | Residential Construction Loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	512
Interest income recognized	41
With an allowance recorded [Member] | Dealer Auto and RV [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	1
Interest income recognized	1
With no related allowance recorded [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	57
Interest income recognized	11
With no related allowance recorded [Member] | Commercial business loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment		68	195
Interest income recognized		10	4
With no related allowance recorded [Member] | Residential Real Estate, Single Family [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	1,362	1,207
Interest income recognized	9	61
With no related allowance recorded [Member] | Commercial Real Estate [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	5,473	1,416	732
Interest income recognized	228	302	57
With no related allowance recorded [Member] | Residential Construction Loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	512
Interest income recognized	41
With no related allowance recorded [Member] | Dealer Auto and RV [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	3
Interest income recognized	$ 3